THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited - The acquisition of HM Management Company Limited (Details) - USD ($)
			1 Months Ended	12 Months Ended
	Jun. 26, 2025	May 02, 2025	Jun. 30, 2025	Sep. 30, 2025	Nov. 27, 2024	Sep. 30, 2024	Jun. 21, 2024
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335		$ 0.00833335
Goodwill				$ 350,849,431
Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Par value				$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.00833335
HM Management Company Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Company agreed to acquired		100.00%
Acquired equity interest, subsidiaries, percentage	100.00%	100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale		60 months
Acquisition consideration	$ 41,658,568
Net assets	19,491
Goodwill	$ 41,639,077			$ 41,970,174
HM Management Company Limited | Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
Consideration shares	16,663,427	16,663,427	16,663,427	16,663,427
Par value		$ 0.00833335
Purchase price		$ 2.5		$ 2.5